Note 9 - Financial Instruments - Fair Value of Company's Investments (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Derivative asset, current	$ 222,239	$ 1,437,398
Derivative asset, noncurrent	113,854	705,970
Interest Rate Swap [Member]
Derivative asset, current	222,239	1,396,568
Derivative asset, noncurrent	113,854	705,970
Interest Rate Swap [Member] | Fair Value, Inputs, Level 1 [Member]
Derivative asset, current	0	0
Derivative asset, noncurrent	0	0
Interest Rate Swap [Member] | Fair Value, Inputs, Level 2 [Member]
Derivative asset, current	222,239	1,396,568
Derivative asset, noncurrent	113,854	705,970
Interest Rate Swap [Member] | Fair Value, Inputs, Level 3 [Member]
Derivative asset, current	0	0
Derivative asset, noncurrent	$ 0	0
Forward Freight Agreement [Member]
Derivative asset, current		40,830
Forward Freight Agreement [Member] | Fair Value, Inputs, Level 1 [Member]
Derivative asset, current		40,830
Forward Freight Agreement [Member] | Fair Value, Inputs, Level 2 [Member]
Derivative asset, current		0
Forward Freight Agreement [Member] | Fair Value, Inputs, Level 3 [Member]
Derivative asset, current		$ 0